Earnings(loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/(loss) Per Share
Summary of computation of basic and diluted net (loss)/earnings per share

	For the year ended December 31,
	2019	2020	2021
			Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income/(loss) attributable to Onion Global Limited	103,195	209,659	(172,988)	(27,146)	(183,229)	(28,752)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	7,993,846	7,993,846	4,569,509	4,569,509	4,840,000	4,840,000
Earnings/(loss) per share - basic and diluted	13	26	(38)	(6)	(38)	(6)